SHAREHOLDERS’ (Details Narrative)																						1 Months Ended					3 Months Ended						6 Months Ended			12 Months Ended
	Dec. 31, 2021 USD ($) $ / shares shares	Dec. 28, 2021 $ / shares shares	Apr. 09, 2021 USD ($)	Feb. 22, 2021 USD ($)	Jan. 11, 2021 USD ($) shares	Dec. 30, 2020 USD ($) $ / shares shares	Dec. 28, 2020 USD ($) $ / shares shares	Dec. 17, 2020 USD ($) $ / shares shares	Dec. 08, 2020	Oct. 08, 2020 USD ($) $ / shares shares	Oct. 06, 2020 $ / shares shares	Jul. 24, 2020 shares	Jul. 22, 2020 USD ($) shares	Jul. 20, 2020 USD ($) $ / shares shares	Jun. 16, 2020 USD ($) $ / shares shares	Jun. 05, 2020	Apr. 30, 2020 shares	Jan. 31, 2020 USD ($) shares	Jan. 07, 2020 USD ($) $ / shares shares	Aug. 16, 2019 shares	Apr. 09, 2019 shares	Jun. 30, 2021 USD ($) $ / shares shares	May 31, 2021 USD ($) $ / shares shares	Apr. 30, 2021 USD ($) $ / shares shares	Oct. 30, 2020 USD ($) shares	Jun. 29, 2020 shares	Dec. 31, 2021 USD ($) $ / shares shares	Sep. 30, 2021 USD ($) $ / shares shares	Jun. 30, 2021 USD ($) $ / shares shares	Mar. 31, 2021 USD ($) $ / shares shares	Dec. 31, 2020 USD ($) $ / shares shares	Sep. 30, 2020 USD ($) shares	Jun. 30, 2021 $ / shares shares	Dec. 31, 2020 USD ($) $ / shares shares	Jun. 30, 2020 USD ($) shares	Dec. 31, 2021 USD ($) $ / shares shares	Dec. 31, 2020 USD ($) $ / shares shares	Oct. 31, 2021 USD ($)	Feb. 23, 2021 $ / shares shares	Jan. 31, 2021 shares	Aug. 28, 2020 USD ($)	Jan. 30, 2020 USD ($) $ / shares	Oct. 31, 2019 $ / shares shares	Sep. 06, 2019 $ / shares shares	Aug. 31, 2019 $ / shares shares	Aug. 30, 2019 $ / shares shares
Class of Stock [Line Items]
Preferred stock, authorized																															10,000,000			10,000,000			10,000,000
Preferred stock, par value | $ / shares																															$ 0.001			$ 0.001			$ 0.001
Number of share issued for common stock																										70,203,889						85,710,419
Debt principal balance | $																															$ 1,062,764			$ 1,062,764			$ 1,062,764	$ 500,000
Warrant to purchase shares of common stock																			8,644,474
Loss on debt extinguishment | $														$ 502,742																						1,564,941	7,847,073
Cumulative Dividends | $	140,872																										140,872									140,872
Warrant exercise price | $ / shares																			$ 0.40
Share Price | $ / shares														$ 0.049
Dividends | $																																				2,650,217
Common stock, shares authorized																															10,000,000,000			10,000,000,000			10,000,000,000
Common stock, par value | $ / shares																															$ 0.001			$ 0.001			$ 0.001
Loss upon conversion of debt related to difference between conversion price and market price on shares issued (note 8) | $																																				(143,872)	$ (36,271,137)
Number of shares of common stock upon conversion of debt | $																																				543,456	8,842,996
Number of cashless exercise of warrants																										73,635,000						83,662,448
Proceeds from Warrant Exercises | $																																				4,226,383
Stock Issued During Period, Shares, Other														10,281,018
Stock Issued During Period, Value, Other | $														$ 502,742
Debt Instrument, Unamortized Discount | $																															$ 83,548			$ 83,548			83,548					$ 1,287,473
Professional Fees | $																																				$ 2,160,081	$ 3,920,606
Measurement Input, Expected Dividend Rate [Member]
Class of Stock [Line Items]
Warrants and Rights Outstanding, Measurement Input															0
Measurement Input, Expected Term [Member]
Class of Stock [Line Items]
Warrants and Rights Outstanding, Term															5 years
Measurement Input Rate Volatility [Member]
Class of Stock [Line Items]
Warrants and Rights Outstanding, Measurement Input															298.8
Measurement Input, Risk Free Interest Rate [Member]
Class of Stock [Line Items]
Warrants and Rights Outstanding, Measurement Input															0.33
Shares Issued upon Exercise of Warrants [Member]
Class of Stock [Line Items]
Number of share issued for common stock																						68,571,429	68,571,429				28,571,429	325,539,430	52,482,141			85,710,419	70,203,889
Loss on debt extinguishment | $																												$ 237,664
Warrant exercise price | $ / shares	$ 0.01																					$ 0.01	$ 0.01				$ 0.01	$ 0.01	$ 0.01				$ 0.01			$ 0.01
Number of cashless exercise of warrants																						68,571,429	68,571,429				28,571,429	325,539,430	98,557,429			83,662,448	73,635,000
Proceeds from Warrant Exercises | $																						$ 685,714	$ 685,714				$ 285,714	$ 3,254,955
Warrant [Member]
Class of Stock [Line Items]
Warrant to purchase shares of common stock																															827,200			827,200			827,200
Warrant exercise price | $ / shares																						$ 0.01							$ 0.01				$ 0.01
Number of cashless exercise of warrants																																				422,682,288
[custom:IssuanceOfWarrant]																		374,000
Debt Instrument, Unamortized Discount | $																		$ 262,872
Convertible Notes Payable [Member]
Class of Stock [Line Items]
Number of shares of common stock upon conversion of debt, shares					15,454,545
Number of shares of common stock upon conversion of debt | $					$ 170,000
April 20 Note [Member]
Class of Stock [Line Items]
Number of shares of common stock upon conversion of debt, shares																													15,923,322
Payments of principal and interest | $																													$ 95,540
Conversion Debt [Member]
Class of Stock [Line Items]
Conversion of common stock shares issued								55,000,000																	53,255,583						9,606,099	477,682,407			417,863,999
Loss on debt extinguishment | $																																$ 19,700,260			$ 15,704,425
Value of conversion of shares issued | $								$ 500,000																	$ 293,150							4,215,651			2,844,979
Accrued interest payable | $								$ 81,616																	$ 26,383						$ 58,317	82,852		$ 58,317	218,600		$ 58,317
Accrued interest payable fee | $																																$ 900			$ 8,180
Three Conversion Prices [Member]
Class of Stock [Line Items]
Loss upon conversion of debt related to difference between conversion price and market price on shares issued (note 8) | $																															$ 866,452						36,271,137
Conversion Price One [Member]
Class of Stock [Line Items]
Loss upon conversion of debt related to difference between conversion price and market price on shares issued (note 8) | $																																					15,704,425
Conversion Price Two [Member]
Class of Stock [Line Items]
Loss upon conversion of debt related to difference between conversion price and market price on shares issued (note 8) | $																																					19,700,260
Conversion Price Three [Member]
Class of Stock [Line Items]
Loss upon conversion of debt related to difference between conversion price and market price on shares issued (note 8) | $																																					$ 866,452
2020 Warrants [Member]
Class of Stock [Line Items]
[custom:IssuanceOfWarrant]																	453,200
2020 Warrants [Member] | Warrant [Member]
Class of Stock [Line Items]
Warrants and Rights Outstanding, Term																															5 years			5 years			5 years
2020 Notes [Member]
Class of Stock [Line Items]
Fair Value Adjustment of Warrants | $																																					$ 456,858
Proceeds from Issuance of Warrants | $																																					$ 456,858
August 2019 Warrants [Member]
Class of Stock [Line Items]
Warrant exercise price | $ / shares																															$ 0.006			$ 0.006			$ 0.006
Five Year Warrants [Member]
Class of Stock [Line Items]
Warrant to purchase shares of common stock															28,100,000																														585,000
Warrant exercise price | $ / shares															$ 0.06																0.006			0.006			0.006								$ 2.50
Warrants and Rights Outstanding, Term															5 years
Fair Value Adjustment of Warrants | $															$ 1,963,291
Professional Fees | $															$ 1,963,291
October 3 Warrants [Member]
Class of Stock [Line Items]
Warrant exercise price | $ / shares																															$ 0.006			$ 0.006			$ 0.006
New Convertible Debt One [Member]
Class of Stock [Line Items]
Warrant to purchase shares of common stock																			416,669
Warrant exercise price | $ / shares																			$ 0.40
Deemed dividend | $																			$ 859,768
New Convertible Debt [Member]
Class of Stock [Line Items]
Debt principal balance | $																																									$ 185,000
Warrant exercise price | $ / shares						$ 0.006													$ 0.40																							$ 0.40
Derivative Liability | $																																										$ 11,381,885
New Convertible Debt [Member] | Maximum [Member]
Class of Stock [Line Items]
Warrant to purchase shares of common stock																															604,076,186			604,076,186			604,076,186
New Convertible Debt [Member] | Minimum [Member]
Class of Stock [Line Items]
Warrant to purchase shares of common stock																															9,061,143			9,061,143			9,061,143
Derivative Liability | $																																										$ 81,384
Investor [Member]
Class of Stock [Line Items]
Loss on debt extinguishment | $																																				$ 148,651
August 2019 Equity and Debt Purchasers [Member]
Class of Stock [Line Items]
Number of share issued for common stock								18,685,477
Shares issued, price per share | $ / shares								$ 0.029
Number of share issued for common stock, value | $								$ 545,616
Settlement expenses | $								$ 545,616
August 2019 Equity and Debt Purchasers [Member] | Maximum [Member]
Class of Stock [Line Items]
Shares issued, price per share | $ / shares								$ 2.50
August 2019 Equity and Debt Purchasers [Member] | Minimum [Member]
Class of Stock [Line Items]
Shares issued, price per share | $ / shares								$ 0.40
Investors [Member] | 2020 Warrants [Member] | Warrant [Member]
Class of Stock [Line Items]
Warrant to purchase shares of common stock																															827,200			827,200			827,200
Warrant exercise price | $ / shares																															$ 0.40			$ 0.40			$ 0.40
Exchange Agreements [Member] | Investor [Member] | August 2019 Notes [Member]
Class of Stock [Line Items]
Debt principal balance | $													$ 500,184
Interest Payable, Current | $													$ 85,827
Warrant to purchase shares of common stock													423,159,293
Loss on debt extinguishment | $													$ 239,678
Accrued interest payable | $													$ 85,828
Securities Purchase Agreement [Member]
Class of Stock [Line Items]
Warrant exercise price | $ / shares																			$ 0.40																									$ 2.50
Deemed dividend | $																			$ 17,836,244
Debt Instrument, Unamortized Discount | $																															$ 188,000			$ 188,000			$ 188,000
Class of Warrant or Right, Outstanding																															827,200			827,200			827,200
Securities Purchase Agreement [Member] | Warrant [Member]
Class of Stock [Line Items]
Warrant exercise price | $ / shares																			$ 0.40												$ 0.40			$ 0.40			$ 0.40							$ 2.50
Debt Instrument, Unamortized Discount | $																															$ 1,287,474			$ 1,287,474			$ 1,287,474
Class of Warrant or Right, Outstanding																			8,644,474																									1,383,116
Securities Purchase Agreement [Member] | Maximum [Member]
Class of Stock [Line Items]
Warrant to purchase shares of common stock										95,954,000																																		1,383,116		987,940
Securities Purchase Agreement [Member] | Minimum [Member]
Class of Stock [Line Items]
Warrant to purchase shares of common stock										23,988,500																																		395,176
Securities Purchase Agreement [Member] | 2020 Notes [Member]
Class of Stock [Line Items]
Debt principal balance | $																															801,400			801,400			801,400
Debt Instrument, Unamortized Discount | $	$ 0																										$ 0				$ 83,548			$ 83,548		$ 0	$ 83,548
Securities Purchase Agreement [Member] | August 2019 Warrants [Member]
Class of Stock [Line Items]
Warrant exercise price | $ / shares																																														$ 3.50
Securities Purchase Agreement [Member] | August 2019 Warrants [Member] | Maximum [Member]
Class of Stock [Line Items]
Warrant to purchase shares of common stock																																														987,940
Securities Purchase Agreement [Member] | October 3 Warrants [Member]
Class of Stock [Line Items]
Warrant to purchase shares of common stock																																											66,401
Warrant exercise price | $ / shares																																											$ 3.51
Securities Purchase Agreement [Member] | Investor [Member]
Class of Stock [Line Items]
Warrant to purchase shares of common stock						76,571,429	76,571,429			23,988,500
[custom:SharesIssuableUponConversionPercentage-0]										50.00%
Proceeds from common stock | $						$ 670,000	$ 670,000			$ 640,000
Fees amount | $						112,000	112,000			35,000
Net proceeds from common stock | $						$ 558,000	$ 558,000			$ 605,000
Warrants to purchase each share of common stock						1,334	1,334
Securities Purchase Agreement [Member] | Placement Agent [Member]
Class of Stock [Line Items]
Warrant to purchase shares of common stock																								8,571,429						82,971,429
Warrant exercise price | $ / shares																								$ 0.01						$ 0.01
Securities Purchase Agreement [Member] | Accredited Investor [Member] | October 3 Warrants [Member]
Class of Stock [Line Items]
Warrant to purchase shares of common stock																																											66,667
Warrant exercise price | $ / shares																																											$ 2.50
Engagement Agreement [Member]
Class of Stock [Line Items]
Warrant to purchase shares of common stock	91,542,858																										91,542,858				15,314,285			15,314,285		91,542,858	15,314,285
Fees amount | $																																				$ 385,500
Warrant exercise price | $ / shares	$ 0.01																										$ 0.01				$ 0.01			$ 0.01		$ 0.01	$ 0.01
Engagement agreement transaction description									On December 8, 2020 the Company entered into an Engagement Agreement (the “Engagement Agreement”) with a placement agent to act as an exclusive selling/placement agent for the Company to assist in a financing for the Company. In connection with the engagement letter, the Company agreed to pay to the placement agent at each full or incremental closing of any equity financing, convertible debt financing, debt conversion or any instrument convertible or exercisable into the Company’s common stock (the “Securities Financing”) during the Exclusive Period which is for a period of 90 days from the date of execution of this Letter Agreement; (i) a cash transaction fee in the amount of 10% of the amount of the Securities Financing; and (ii) warrants (the “Warrants”) with a 5 year term and cashless exercise, equal to 10% of the amount of securities sold (on an as converted basis) in the Securities Financing, at an exercise price equal to the investor’s warrant exercise price of the Securities Financing
Payment made to placement agent | $																																				$ 400,500	$ 67,000
2021 Amendment [Member]
Class of Stock [Line Items]
Ownership percentage																																							51.00%
Common stock, shares authorized																																							10,000,000,000
Common stock, par value | $ / shares																																							$ 0.001
Letter Agreement [Member] | Investor [Member]
Class of Stock [Line Items]
Loss on debt extinguishment | $																													143,872
Letter Agreement [Member] | Investor [Member] | Q1 And Q2 2020 Note [Member]
Class of Stock [Line Items]
Loss on debt extinguishment | $																													$ 664,400							$ 664,400
Number of shares of common stock upon conversion of debt, shares																													28,358,841							28,358,841
Reversed accured mandatory penalty amount | $																													$ 664,400							$ 664,400
Payments of principal and interest | $																													$ 277,916
Series A Convertible Preferred Stock [Member]
Class of Stock [Line Items]
Preferred stock, authorized																					4,000,000
Stock Issued During Period, Shares, Restricted Stock Award, Gross																					2,600,000
Series B Convertible Preferred Stock [Member]
Class of Stock [Line Items]
Preferred stock, authorized																																													1,700,000
Preferred stock, par value | $ / shares																															$ 0.001			$ 0.001			$ 0.001								$ 0.001
[custom:PreferredStockStatedValue-0] | $ / shares																																													$ 0.001
Number of share issued for common stock												1,000,000
Number of shares of common stock issued upon conversion																				700,000
Common stock issuable, shares																				700,000
Conversion of stock												1,000,000
Preferred Stock, Shares Outstanding	700,000																										700,000				700,000			700,000		700,000	700,000
Series B Convertible Preferred Stock [Member] | John Mercadante [Member]
Class of Stock [Line Items]
Business Acquisition, Percentage of Voting Interests Acquired																51.00%
Series B Convertible Preferred Stock [Member] | John Mercadante [Member]
Class of Stock [Line Items]
Preferred Stock, Voting Rights																the Company sold to John Mercadante, for $100, one share of Series C Preferred Stock which has voting power equal to
Series B Convertible Preferred Stock [Member] | August 2019 Purchase Agreement [Member]
Class of Stock [Line Items]
[custom:PercentageOfVotingInterestsAcquired-0]																																													51.00%
Series B Convertible Preferred Stock [Member] | Prime EFS, LLC [Member]
Class of Stock [Line Items]
Number of stock issued for service rendered																				1,000,000
Series B Preferred Stock [Member]
Class of Stock [Line Items]
Number of share issued for common stock												1,000,000
Conversion of common stock shares issued												1,000,000
Series D Exchanges [Member] | Board of Directors [Member]
Class of Stock [Line Items]
Preferred stock, par value | $ / shares	$ 0.001																										$ 0.001									$ 0.001
Preferred Stock, Shares Issued	10,000,000																										10,000,000									10,000,000
Series D Preferred Stock [Member]
Class of Stock [Line Items]
Preferred stock, par value | $ / shares														$ 6.00																	$ 0.001			$ 0.001			$ 0.001
Number of share issued for common stock																																		522,726,000
Preferred Stock, Shares Issued														1,250,000
[custom:ProceedsFromSubsequentFinancingPercentage]														25.00%
Reverse split description														Subject to a beneficial ownership limitation and customary adjustments for stock dividends and stock splits, each share of Series D is convertible into
Conversion of stock														1,000																				522,726
[custom:CommonStockOutstandingSharesPercentage]														4.99%
Conversion ratio description																																		The conversion ratio was 1,000 shares of common stock for each share of Series D based on the Series D COD.
Preferred Stock, Shares Outstanding																															0			0			0
Series D Preferred Stock [Member] | Exchange Agreements [Member] | Investor [Member] | August 2019 Notes [Member]
Class of Stock [Line Items]
Warrant to purchase shares of common stock													522,726
Series E Convertible Preferred Stock [Member]
Class of Stock [Line Items]
Number of share issued for common stock																											60,758,228	25,725,519	571,296,287
Reverse split description											A holder of Series E may not convert any shares of Series E into Common Stock if the holder (together with the holder’s affiliates and any persons acting as a group together with the holder or any of the holder’s affiliates) would beneficially own in excess of 4.99% of the number of shares of Common Stock outstanding immediately after giving effect to the conversion, as such percentage ownership is determined in accordance with the terms of the Series E COD. However, upon notice from the holder to the Company, the holder may decrease or increase the beneficial ownership limitation, which may not exceed 9.99% of the number of shares of Common Stock outstanding immediately after giving effect to the exercise, as such percentage ownership is determined in accordance with the terms of the Amended Series E COD, provided that any such increase or decrease in the beneficial ownership limitation will not take effect until 61 days following notice to the Company
Conversion of stock																											39,410	17,135	340,346
[custom:TriggeringEventConversionAmountPercentage-0]											125.00%
Preferred Stock, Dividend Rate, Percentage											6.00%
Warrant exercise price | $ / shares						$ 0.01	$ 0.01
Series E Convertible Preferred Stock [Member] | Maximum [Member]
Class of Stock [Line Items]
Preferred stock, authorized											562,250
Series E Convertible Preferred Stock [Member] | Board of Directors [Member]
Class of Stock [Line Items]
Preferred stock, par value | $ / shares	$ 0.001																										$ 0.001									$ 0.001
Preferred Stock, Voting Rights																																				the Board to issue any or all of such shares of preferred stock in one (1) or more classes or series and to fix the designations, powers, preferences and rights, the qualifications, limitations or restrictions thereof, including dividend rights, dividend rates, conversion rights, voting rights, terms of redemption, redemption prices, liquidation preferences and the number of shares constituting any class or series, without further vote or action by the stockholders
[custom:StockUnissuedDuringPeriodShares]																																				7,049,999
Series E Convertible Preferred Stock [Member] | Board of Directors [Member] | Maximum [Member]
Class of Stock [Line Items]
Preferred Stock, Shares Issued	10,000,000																										10,000,000									10,000,000
Series E Convertible Preferred Stock [Member] | Secretary [Member]
Class of Stock [Line Items]
Preferred stock, authorized											562,250
Preferred stock, par value | $ / shares											$ 13.34
Conversion ratio description											Subject to a beneficial ownership limitation and customary adjustments for stock dividends and stock splits, each share of Series E shall be convertible into that number of shares of Common Stock calculated by dividing the Stated Value of each share of Series E being converted by the Conversion Price. The initial Conversion Price shall be $0.01 which shall be subject to adjustment as provided below. In addition, the Company shall issue the Holder converting all or any portion of Series E an additional sum (the “Make Good Amount”) equal to $210 for each $1,000 of Stated Value of the Series E converted pro-rated for amounts more or less than $1,000, increasing to $310 for each $1,000 of Stated Value during the Triggering Event Period (the “Extra Amount”). Subject to the Beneficial Ownership Limitation, the Make Good Amount shall be paid in Shares of Common Stock, as follows: The number of shares of Common Stock issuable as the Make Good Amount shall be calculated by dividing the Extra Amount by the product of 80% times the average VWAP for the five Trading Days prior to the date a Holder delivered a notice of conversion to the Company (the “Conversion Date”). During the Triggering Event Period, the number of shares of Common Stock issuable as the Make Good Amount shall be calculated by dividing the Extra Amount by the product of 70% times the average VWAP for the five Trading Days prior to the Conversion Date
Redemption price precentage											115.00%
[custom:TriggeringEventConversionPrice-0] | $ / shares											$ 0.006
Series E Convertible Preferred Stock [Member] | Securities Purchase Agreement [Member] | Investor [Member]
Class of Stock [Line Items]
Preferred stock, par value | $ / shares						$ 11.67	$ 11.67			$ 13.34														$ 11.67						$ 11.67
Number of share issued for common stock						57,400	57,400			47,977														32,126						310,992
Warrant to purchase shares of common stock																								42,857,143						414,857,146
Proceeds from common stock | $																								$ 375,000						$ 3,630,000
Fees amount | $																								$ 42,500						$ 372,000
Warrant exercise price | $ / shares										$ 0.04														$ 0.01						$ 0.01
Share Price | $ / shares										$ 0.01
Warrants to purchase each share of common stock																								1,334						1,334
Deemed dividend | $						$ 527,230	$ 527,230
Proceeds from Debt, Net of Issuance Costs | $																								$ 332,500						$ 3,258,000
Dividends | $			$ 104,533																											$ 777,510
Series F Preferred Stock [Member]
Class of Stock [Line Items]
Sale of stock, percentage of ownership before transaction																																				51.00%
Series F Preferred Stock [Member] | John Mercadante [Member]
Class of Stock [Line Items]
Sale of stock, percentage of ownership before transaction				On February 22, 2021, the Company sold to John Mercadante, for $10, one share of Series F Preferred Stock which has voting power equal to 51% of the number of votes eligible to vote at any special or annual meeting of the Company’s stockholders (with the power to take action by written consent in lieu of a stockholders meeting) for the sole purpose of amending the Company’s Amended and Restated Articles of Incorporation to increase the number of shares of common stock that the Company is authorized to issue. Upon the effectiveness of the amendment on April 15, 2021, the Series F Preferred Stock was automatically cancelled.
Sale fo stock value | $				$ 10
Series G Convertible Preferred Stock [Member]
Class of Stock [Line Items]
Preferred stock, authorized		1,000,000
[custom:PreferredStockStatedValue-0] | $ / shares		$ 10.00
[custom:ProceedsFromSubsequentFinancingPercentage]		40.00%
Warrant to purchase shares of common stock	123,000,000																										123,000,000									123,000,000
Conversion ratio description		Subject to a beneficial ownership limitation and customary adjustments for stock dividends and stock splits, each share of Series G shall be convertible into that number of shares of Common Stock calculated by dividing the Stated Value of each share of Series G being converted by the Conversion Price. The initial Conversion Price shall be $0.01 which shall be subject to adjustment as provided below. In addition, the Company shall issue the Holder converting all or any portion of Series G an additional sum (the “Series G Make Good Amount”) equal to $210 for each $1,000 of Stated Value of the Series G converted pro-rated for amounts more or less than $1,000 (the “Series G Extra Amount”). Subject to the Beneficial Ownership Limitation, the Make Good Amount shall be paid in Shares of Common Stock, as follows: The number of shares of Common Stock issuable as the Make Good Amount shall be calculated by dividing the Series G Extra Amount by the product of 80% times the average VWAP for the five Trading Days prior to the date a Holder delivered a notice of conversion to the Company (the “Conversion Date”), subject to beneficial ownership limitations
Redemption price precentage		115.00%
Preferred Stock, Dividend Rate, Percentage		6.00%
Fees amount | $	$ 609,507
Warrant exercise price | $ / shares	$ 0.01																										$ 0.01									$ 0.01
Payment made to placement agent | $	$ 609,507
Series G Convertible Preferred Stock [Member] | Secretary [Member]
Class of Stock [Line Items]
Preferred stock, authorized		1,000,000
Series G Convertible Preferred Stock [Member] | Securities Purchase Agreement [Member] | Investor [Member]
Class of Stock [Line Items]
Preferred stock, par value | $ / shares	$ 10.00																										$ 10.00									$ 10.00
Number of share issued for common stock	615,000
Warrant to purchase shares of common stock	615,000,000																										615,000,000									615,000,000
Proceeds from common stock | $	$ 6,150,000
Fees amount | $	615,507
Proceeds from Debt, Net of Issuance Costs | $	5,479,560
Dividends | $	2,041,802
[custom:ProceedsFromSettlement] | $	$ 54,933
Warrant, Exercise Price, Decrease | $ / shares	$ 0.01
Series E Preferred Stock [Member]
Class of Stock [Line Items]
Preferred stock, par value | $ / shares																															$ 0.001			$ 0.001			$ 0.001
Number of share issued for common stock																						68,571,429	68,571,429				28,571,429	325,539,430	52,482,141
[custom:CommonStockOutstandingSharesPercentage]		4.99%
Preferred Stock, Shares Outstanding	51,605																										51,605				105,378			105,378		51,605	105,378
Warrant exercise price | $ / shares	$ 0.01																					$ 0.01					$ 0.01	$ 0.01	$ 0.01		$ 0.01		$ 0.01	$ 0.01		$ 0.01	$ 0.01
Warrants to purchase each share of common stock																															100,559,929			100,559,929			100,559,929
Number of cashless exercise of warrants																						68,571,429	68,571,429				28,571,429	325,539,430	98,557,429
Proceeds from Warrant Exercises | $																						$ 685,714	$ 685,714				$ 285,714	$ 3,254,955
Shares, Issued	343,118																										343,118									343,118
Series E Preferred Stock [Member] | Placement Agent [Member]
Class of Stock [Line Items]
Warrant exercise price | $ / shares																															$ 0.01			$ 0.01			$ 0.01
Warrants to purchase each share of common stock																															15,314,285			15,314,285			15,314,285
Series D Convertible Preferred Stock [Member]
Class of Stock [Line Items]
Number of share issued for common stock																															124,376,000	398,350,000
Conversion of stock																															124,376	398,350
Conversion ratio description																															The conversion ratio was 1,000 shares of common stock for each share of Series D based on the Series D COD	The conversion ratio was 1,000 shares of common stock for each share of Series D based on the Series D COD
Series E Warrants [Member]
Class of Stock [Line Items]
Warrant to purchase shares of common stock	411,253,716																										411,253,716	457,714,289								411,253,716
Warrant exercise price | $ / shares	$ 0.01																										$ 0.01	$ 0.01								$ 0.01
Proceeds from Issuance of Warrants | $																																				$ 4,112,537
Class of Warrant or Right, Outstanding																																								71,965,500
Shares, Issued	205,626,862																										205,626,862									205,626,862
Equity, Fair Value Adjustment | $																																				$ 4,431,853
Series E Warrants [Member] | Placement Agent [Member]
Class of Stock [Line Items]
Warrant to purchase shares of common stock																												91,542,858
Warrant exercise price | $ / shares																												$ 0.01
Series G Preferred Stock [Member]
Class of Stock [Line Items]
Preferred stock, par value | $ / shares																															$ 0.001			$ 0.001			$ 0.001
Preferred Stock, Shares Outstanding	615,000																										615,000				0			0		615,000	0
Warrant exercise price | $ / shares	$ 0.01																										$ 0.01									$ 0.01
Warrants to purchase each share of common stock	615,000,000																										615,000,000									615,000,000
Shares, Issued	615,000																										615,000									615,000
Series G Preferred Stock [Member] | Placement Agent [Member]
Class of Stock [Line Items]
Warrant exercise price | $ / shares	$ 0.01																										$ 0.01									$ 0.01
Warrants to purchase each share of common stock	123,000,000																										123,000,000									123,000,000